Estabrook Investment Grade Fixed Income Fund
Estabrook Investment Grade Fixed Income Fund
Investment Objective
The Estabrook Investment Grade Fixed Income Fund (the "Fixed Income Fund" or the "Fund") seeks to achieve high current income and capital appreciation.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 14 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Estabrook Investment Grade Fixed Income Fund	Class A		Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%		1.00%	1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment):
Annual Fund Operating Expenses - Estabrook Investment Grade Fixed Income Fund		Class A	Class C	Class I	Class R
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	1.72%	2.47%	1.47%	1.97%
Fee Waiver and/or Expense Reimbursement	[1]	(0.77%)	(0.77%)	(0.77%)	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.95%	1.70%	0.70%	1.20%
[1]	Estabrook Capital Management LLC (the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund Fees and Expenses," interest, extraordinary items, and brokerage commissions, do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C, Class R shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Estabrook Investment Grade Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	468	824	1,204	2,267
Class C	173	696	1,246	2,748
Class I	72	389	729	1,691
Class R	122	544	991	2,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended April 30, 2017, the Fund's portfolio turnover rate was 98.11% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its assets in investment grade fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' written notice to shareholders. The Fund will consider a security investment grade if it is rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings Ltd. ("Fitch"). The Fund typically selects fixed income securities from several sectors including U.S. Treasuries and agency securities and corporate bonds. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 20% of its total assets in high yield securities, or "junk bonds," rated Ba1 or lower by Moody's or BB+ or lower by S&P and Fitch.

The Adviser expects that the Fund's duration will be between 3 and 6 years; however, the Fund's duration may be lengthened or shortened beyond this range depending on market conditions. The Fund's average portfolio duration is expected to vary within three years (plus or minus) of the duration of the Barclays Intermediate Government/Credit Bond Index ("Barclays Government/Credit Index"), which is the Fund's benchmark. On April 30, 2017 the duration of the Fund's benchmark was 2.7 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer a fund's duration, the more sensitive a fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

The Fund uses a top-down investment process that begins with an assessment of the domestic and global economic environment. Incorporated in the process is an extensive review of current credit trends, the level of interest rates, the shape of the yield curve, and the level of volatility. The Adviser's investment team then sets various parameters for the Fund which includes duration, yield curve exposure, sector weightings and credit quality. Using these parameters, the Adviser's investment team uses credit analysis in addition to utilizing various value metrics to formulate decisions to select particular sectors and securities. An example of a value metric would be the additional yield spread provided by a particular fixed income security in excess of that offered by U.S. Treasuries. Throughout this process, the Adviser's investment team focuses on selecting investments that it believes will provide current income and the opportunity for capital appreciation. The Adviser may sell a security if its prospects for income or capital appreciation decline or when the Adviser deems it to be an unattractive investment.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

•  High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser's credit analysis and market analysis.

•  Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•  U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past six calendar years and show how the average annual total returns for one year, five year and since inception, before and after taxes, compare with those of the Barclays Intermediate Government/Credit Bond Index and Barclays U.S. Aggregate Bond Index, both broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Class A, Class C and Class R shares is not shown because such share classes had not commenced operations as of December 31, 2016.

Calendar Year-to-Date Total Return as of June 30, 2016: 2.13% During the periods shown in the chart:
Best Quarter	Worst Quarter
4.18%	(2.54)%
(September 30, 2012)	(June 30, 2013)

Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Estabrook Investment Grade Fixed Income Fund	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	3.69%		3.73%		3.03%		Jul. 23, 2010
After Taxes on Distributions | Class I	2.34%		2.49%		1.87%
After Taxes on Distributions and Sale of Fund Shares | Class I	2.13%		2.36%		1.86%
Barclays Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	2.08%	[1]	1.85%	[1]	2.42%	[1]	Jul. 23, 2010
Barclays U.S. Aggregate Bond Index	2.65%	[2]	2.23%	[2]	3.00%	[2]	Jul. 23, 2010
[1]	The Barclays Intermediate Government/Credit Bond Index is an unmanaged market index that tracks performance of intermediate term U.S. Government and corporate bonds.
[2]	The Barclays U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A, Class C and Class R shares will vary.